UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chicago Fundamental Investment Partners, LLC
Address: 71 South Wacker Drive
         Suite 3495
         Chicago, IL  60606

13F File Number:  028-13316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John R. Gordon
Title:     Chief Financial Officer
Phone:     (312) 416-4300

Signature, Place, and Date of Signing:

 /s/     John R. Gordon     Chicago, IL/USA     February 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $218,780 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CAPITALSOURCE INC              COM              14055X102     4976   656465 SH       SOLE                   656465        0        0
CHESAPEAKE ENERGY CORP         COM              165167107    23019  1385000 SH  CALL SOLE                  1385000        0        0
CHESAPEAKE ENERGY CORP         COM              165167107    29178  1755600 SH  PUT  SOLE                  1755600        0        0
D R HORTON INC                 NOTE 2.000% 5/1  23331ABB4    10284  6500000 PRN      SOLE                  6500000        0        0
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4    23752 30050000 PRN      SOLE                 30050000        0        0
GENWORTH FINL INC              COM CL A         37247D106     8017  1067602 SH       SOLE                  1067602        0        0
KB HOME                        COM              48666K109    21804  1380000 SH  CALL SOLE                  1380000        0        0
LENNAR CORP                    CL A             526057104     9636   249200 SH  CALL SOLE                   249200        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0     8756  8375000 PRN      SOLE                  8375000        0        0
RENTECH INC                    COM              760112102       41    15736 SH       SOLE                    15736        0        0
ROCK-TENN CO                   CL A             772739207      385     5514 SH       SOLE                     5514        0        0
RYLAND GROUP INC               COM              783764103    11976   328100 SH  PUT  SOLE                   328100        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    11520   378700 SH  CALL SOLE                   378700        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     9333   306800 SH  PUT  SOLE                   306800        0        0
TEXTRON INC                    NOTE 4.500% 5/0  883203BN0    18939 10000000 PRN      SOLE                 10000000        0        0
US AIRWAYS GROUP INC           NOTE 7.250% 5/1  911905AC1    27120  9000000 PRN      SOLE                  9000000        0        0
VANTAGE DRILLING COMPANY       ORD SHS          G93205113       44    24120 SH       SOLE                    24120        0        0